PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2013 Furniture and office equipment [Member] CNY	Dec. 31, 2012 Furniture and office equipment [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2013 Purchased software [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY	Dec. 31, 2013 Capitalized software development costs [Member] CNY	Dec. 31, 2012 Capitalized software development costs [Member] CNY	Dec. 31, 2011 Capitalized software development costs [Member] CNY	Dec. 31, 2013 Software development projects in progress [Member] CNY	Dec. 31, 2012 Software development projects in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					92,885,091	79,251,862	11,725,416	9,473,470	15,441,407	11,342,046	32,033,056	31,855,569	85,583,755	60,764,100		444,601	1,046,110
Less: accumulated depreciation and amortization		(150,133,556)	(121,370,971)
Property and equipment, net (note 5)	14,533,222	87,979,770	72,362,186										29,680,777	21,210,566
Depreciation expense	$ 5,480,557	33,177,649	26,934,818	21,286,199									15,075,396	11,530,416	9,818,104